Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (27,484)
Other comprehensive income (loss):
Total comprehensive loss	$ (27,484)
Predecessor
Net loss		$ (2,154,877)	$ (525,166)	$ (37,157)
Other comprehensive income (loss):
Unrealized loss on available-for-sale securities			(485)
Reclassification adjustment for other-than-temporary impairment on available-for-sale securities realized in net income			485
Unrecognized loss on derivative instruments			(565)	(6,290)
Reclassification adjustment for loss on derivative instruments realized in net income		643	5,265	8,798
Reclassification adjustment for loss on derivative instruments realized in property and equipment				1,789
Total other comprehensive income		643	4,700	4,297
Total comprehensive loss		$ (2,154,234)	$ (520,466)	$ (32,860)